CONVERTIBLE NOTES PAYABLE (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Debt Disclosure [Abstract]
SCHEDULE OF OUTSTANDING CONVERTIBLE NOTES

At September 30, 2024, and December 31, 2023, the outstanding convertible notes were as follows:

Name		Principal due	Debt discount	Accrued interest	Total amount due
		December 31, 2023
Private Placement, 2021 Note	a	$900,000	$—	$63,814	$963,814
2021 Note issued in exchange for prior Notes	b	1,000,000	—	159,945	1,159,945
		$1,900,000	$—	$223,759	$2,123,759

September 30, 2024
Private Placement, 2021 Note	c	$805,000	$(50,000)	$123,352	$878,352

a	Net cash received from these notes was $1,045,150, after a Debt Discount of $119,850 was paid to the sole Placement Agent: WallachBeth Capital, LLC (Member FINRA / SIPC). In the first nine months of 2024, a total of $200,000 was converted into 1,675,849 shares of Common Stock.

b	All earlier issued Notes were paid off and assumed by a different entity/company. Portions of the balance was forgiven and a new note of $1,000,000 was issued to a third party. In the first nine months of 2024, a total of $1,163,562 (whereof $163,562 in interest) was converted into 8,950,474 shares of Common Stock.

c	On May 1, 2024, the 2021 Note with an interest of 10% was extended for seven months, or until December 1, 2024, in exchange for (i) reduction of conversion price to $0.08, and (ii) a debt discount of $105,000. At September 30, 2024, $50,000 of the debt discount remains to be amortized.

At December 31, 2023 and 2022, the outstanding convertible notes were as follows:

Name		Principal due	Accrued interest	Total amount due
		December 31, 2022
Notes sold in exchange for cash	(1)	$1,165,000	$34,471	$1,199,471
Note issued in exchange for defaulted Old Notes	(2)	1,000,000	100,110	1,100,110
		$2,165,000	$134,581	$2,299,581

		December 31, 2023
Notes sold in exchange for cash	(3)	$900,000	$63,814	$963,814
Note issued in exchange for defaulted Old Notes		1,000,000	159,945	1,159,945
		$1,900,000	$223,759	$2,123,759

(1)	Net cash received for these notes were $1,045,150, after a Debt Discount of $119,850 was paid to the sole Placement Agent: WallachBeth Capital, LLC (Member FINRA / SIPC).
(2)	All earlier issued Notes were paid off and assumed by a different entity/company. Portions of the balance was forgiven and a new note of $1,000,000 was issued to a third party.
(3)	During 2023 a total of $316,588 (whereof $51,588 in interest) was converted into 2,435,291 shares of Common Stock.

SCHEDULE OF CONVERTIBLE CONVERSION OF ACCRUED INTEREST AND PRINCIPAL

Name		Principal Converted	Accrued interest converted	No. of shares issued
Private Placement, 2022 Notes	(1)	$1,467,000	$53,371	6,081,484

(1)	Net cash received for these notes were $1,380,960, after a Debt Discount of $86,040 was paid to the sole Placement Agent: WallachBeth Capital, LLC (Member FINRA / SIPC).